Label	Element	Value
Cambria Long Short ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cambria Long Short ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance, before fees and expenses, of the Cambria Long Short Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that the operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its total assets in the components of the Underlying Index or in depositary receipts representing components of the Underlying Index. The Underlying Index generally consists of a 130/70 combination of long and short positions in equity securities, which results in the Underlying Index having a total long exposure of 130% and total short exposure of 70%. The Underlying Index is based on a proprietary algorithm of Cambria Indices, LLC (the “Index Provider”) and is designed to provide exposure to (i) long positions in the most relatively attractive equity securities and (ii) short positions in the most relatively unattractive equity securities. The Underlying Index’s exposure to long positions represents the ownership of equity securities; whereas, its short exposure represents the borrowing of equity securities in the hopes that their stock prices fall prior to a future settlement date upon which the short investor is obligated to deliver the equity securities to a third party.

At each quarterly rebalance date, the Underlying Index uses rules-based quantitative measures to select long and short positions from an investable portfolio of listed equity positions reported on Form 13F by a group of entities identified by the Underlying Index as investment funds. Form 13F is a quarterly report filed by institutional investment managers to disclose their U.S. equity holdings to the SEC. The Underlying Index’s net long exposure is generally 60%. From time to time, the Underlying Index may have directional exposure up to 100% net long when stock markets are rising and as low as 0% net long when markets are falling. The Underlying Index is designed to produce positive returns with reduced volatility and manageable risks and drawdowns. A drawdown refers to the “peak-to-trough” decline of an investment over a specified period.

The Underlying Index selects investment funds from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Investment funds must have minimum reported holdings of $100 million in their Form 13F to be considered for the Underlying Index. Additional filters are applied to eliminate investment funds that have high turnover rates for equity holdings. Once the investment fund pool has been determined, the Underlying Index utilizes Form 13F filings to compile the top stock holding from each of these investment funds and screen for liquidity.

The Fund expects to employ a replication strategy in seeking to track the performance of the Underlying Index. This means that the Fund will typically seek to invest in substantially all of the components of the Underlying Index in approximately the same weights as they appear in the Underlying Index. If the Fund is unable to fully replicate the Underlying Index, it will use a representative sampling strategy. When sampling, the Fund may invest up to 20% of its net assets in instruments not included in the Underlying Index, but which the Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), believes will help the Fund track the Underlying Index, including futures, options, swap contracts, cash and cash equivalents, exchange-traded vehicles (“ETVs”), such as ETFs and exchange-traded products (“ETPs”), and money market funds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its total assets in the components of the Underlying Index or in depositary receipts representing components of the Underlying Index. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular sector, industry or group of industries, the Fund is expected to concentrate to approximately the same extent. As of the date of this Prospectus, the Fund is not concentrated in any particular sector, industry or group of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risk. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The Fund’s principal risks are presented in alphabetical order to facilitate investors’ ability to identify particular risks and compare them with the risks of other funds. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its objective. These risks also reflect the principal risks of the underlying ETVs through which the Fund may invest its assets. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections titled “Additional Information About the Fund’s Risks” and “Additional Non-Principal Risk Information.”

Currency Strategies Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the Fund’s investments and the value of Fund shares. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention.

Cyber Security Risk. The Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including Cambria, the custodian, and the transfer agent, market makers, Authorized Participants, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cyber security breaches.

Derivatives Risk. Derivatives, such as futures, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Vehicles and Investment Companies Risk. The risks of investing in securities of ETVs, such as ETFs and ETPs, and other investment companies typically reflect the risks of the types of instruments in which the underlying ETV or investment company invests. In addition, with such investments, the Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Futures Contracts Risk. Risks associated with the use of futures contracts include the following: (i) an imperfect correlation between movements in prices of index futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. Investments in futures may expose the Fund to leverage.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Leveraging Risk. The Fund’s use of short selling and derivatives allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures to more than its net asset value by a significant amount. Use of leverage tends to magnify increases or decreases in the Fund’s returns and may lead to a more volatile share price.

Long/Short Risk. The Fund seeks long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on the Fund’s long or short positions will produce high, or even positive, returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns. In addition, the Fund may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environments that are adverse to its long positions than funds that do not employ such leverage. As a result, such investments may give rise to losses that exceed the amount invested in those assets.

Market Events Risk. Turbulence in the financial markets, reduced liquidity in the equity markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on certain Fund holdings. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on certain Fund holdings.

Recent Events. The respiratory illness COVID-19 has spread worldwide for over two years, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Many instruments experienced reduced liquidity for periods of time. Some sectors of the economy and individual issuers experienced particularly large losses as a result of the pandemic and public safety measures enacted to mitigate the spread of the virus. Although, some global economies have re-opened in recent months, others have struggled to control the spread of the virus and re-open their economies. As a result, the impact of COVID-19 may continue to be felt by global markets, economic sectors, and individual issuers for an extended period of time, which, in turn, may continue to affect adversely the value and liquidity of the Fund’s investments.

In addition, Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. While the extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, the war in Ukraine could result in significant market disruptions, including in certain industries or sectors, and may negatively affect global supply chains, inflation and global growth.

Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of the underlying securities. Options may expire unexercised, causing the Fund to lose the premium paid for them.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Underlying Index. As a result, the Fund expects to hold components of the Underlying Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk. The Fund’s strategy may result in high turnover rates, which may increase the Fund’s or brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk. Shares may trade above or below their net asset value, or NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.

Quantitative Security Selection Risk. The Underlying Index uses quantitative techniques to determine whether securities should be included in the Underlying Index, and the Underlying Index may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

Risks Related to Form 13F Data. The Form 13F filings used to select the securities are filed up to 45 days after the end of each calendar quarter. Therefore, a given investor may have already sold its position by the time the security is added to the Fund’s portfolio. Furthermore, the Form 13F filing may only disclose a subset of a particular investor’s holdings, as not all securities are required to be reported on the Form 13F. As a result, the Form 13F may not provide a complete picture of the holdings of a given investor. An investor may hold long positions for a number of reasons, and Cambria has not investigated such reasons or the strategies followed by an investor who makes the filings. The Fund’s portfolio may not be representative of the investor’s universe or the strategies that give rise to the reported holdings. Because the Form 13F filing is publicly available information, it is possible that other investors are also monitoring these filings and investing accordingly. This may result in inflation of the share price of securities in which the Fund invests.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity and is generally higher if Shares have little trading volume and market liquidity. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted.

Short Sale Risk. If a security is sold short and subsequently has to be bought back at a higher price, the Fund will realize a loss on the transaction. The amount of loss on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure to the market, and may increase losses and the volatility of returns.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Tracking Error Risk. Although the Fund attempts to track the performance of the Underlying Index, the Fund may not be able to duplicate its exact composition or return due to, among other things, fees and expenses paid by the Fund that are not reflected in the Underlying Index. If the Fund is small, it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.cambriafunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cambriafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Cambria Long Short ETF | Cambria Long Short ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fee:	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	0.59%
One Year:	rr_ExpenseExampleYear01	$ 60
Three Years:	rr_ExpenseExampleYear03	$ 189

[1]	Based on estimated amounts for the current fiscal year.